Other Income (Loss) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Unrealized loss recognized in other income (loss)	$ (15.5)	$ (3.4)
Gain (loss) on capital dispositions	(129.1)	31.1
Dividend income	1.1	0.0
Other gain	0.0	0.1
Other income (loss)	$ (143.5)	$ 27.8